Basis of preparation	12 Months Ended
Jun. 30, 2024
Basis of preparation [Abstract]
Basis of preparation
Section 1.	Basis of preparation

INTRODUCTION - What’s New in this Report

1.1.	Reporting entity

The financial report of ioneer Ltd for the year ended 30 June 2024 was authorised for issue in accordance with a resolution of the Directors on September 18, 2024.

ioneer Ltd is a for profit company limited by shares and incorporated in Australia whose shares are publicly traded on the Australian Securities Exchange under the ticker code “INR” and on Nasdaq under ticker code “IONR”.  The registered office of the Company is suite 16.01, 213 Miller Street, North Sydney, NSW 2060 Australia.

The Company is principally engaged in the development of the Rhyolite Ridge lithium-boron deposit in the state of Nevada, United States of America.  Further information about the nature of the Group’s operations and activities is provided in the directors’ report.  Information on the group structure is set out in Section 8 of this report and information on other related party disclosures of the Group is provided in Section 9.

1.2.	Basis of preparation

•
These financial statements comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board ('IASB'), including new or amended accounting standards effective for reporting periods beginning July 1 2022.

•	Unless otherwise stated, the accounting policies disclosed have been consistently applied.
•	The financial report has been prepared on a historical cost basis.
•	The financial statements have been presented in US dollars which is the Groups presentation currency.
•
The financial statements have been prepared on the going concern basis which assumes the company and consolidated entity will have sufficient cash to pay its debts as and when they become payable for a period of at least 12 months from the date the financial report was authorised for issue.

1.3.	New and amended accounting standards and interpretations

The Group has adopted all the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (“IASB”) that are mandatory for the current reporting period.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Group.

The following standards and interpretations that have recently been issued but are not yet mandatory, have not been early adopted by the Group for the annual reporting period ended  June 30, 2024.  The Group’s assessment of the impact of these new or amended Accounting Standards and Interpretations, which are most relevant to the Group are set out below:

Classification of Liabilities as Current or Non-current (IAS 1)
A liability is classified as current if the entity has no right at the end of the reporting period to defer settlement for at least 12 months after the reporting period.  The IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify the requirements for classifying liabilities as current or non-current. Specifically:
•      The amendments specify that the conditions which exist at the end of the reporting period are those which will be used to determine if a right to defer settlement of a liability exists.
•      Management intention or expectation does not affect classification of liabilities.
•      In cases where an instrument with a conversion option is classified as a liability, the transfer of equity instruments would constitute settlement of the liability for the purpose of classifying it as current or non-current.
These amendments had no material impact on the financial statements.

Amendments to IAS 8 – Disclosure of Accounting Estimates
The definition of a change in accounting estimates is replaced with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty. These amendments had no material impact on the financial statements.

Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction	The initial recognition exemption has been narrowed such that it no longer applies to transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. These amendments had no material impact on the financial statements.

1.4.	Basis of consolidation

Controlled entities

Controlled entities are entities controlled by the Company.  Control exists when the Company has the power, directly or indirectly to govern the financial and operating policies of an entity so as to obtain benefits from its operations.  The financial statements of controlled entities are included in the consolidated financial statements from the date control commences until the date that control ceases.  With the exception of the wind up of three Canadian entities during the financial year there has been no change in the control of any subsidiaries during the financial period.  All subsidiaries are 100% owned by the Company (2023: 100%).

Transactions eliminated on consolidation

All inter-company balances and transactions, including unrealized profits arising from intra-group transactions, have been eliminated in full.

Accounting policies

The financial statements of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

1.5	Current versus non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.  An asset is current when it is:
-	Expected to be realised or intended to be sold or consumed in the normal operating cycle
-	Held primarily for the purpose of trading
-	Expected to be realised within twelve months after the reporting period

Or
-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when:
-	It is expected to be settled in the normal operating cycle
-	It is held primarily for the purpose of trading
-	It is due to be settled within twelve months after reporting period

Or
-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

1.6.	Critical accounting estimates and judgements

The preparation of these financial statements in conformity with International Financial Reporting Standards has required management to make judgements, estimates and assumptions which impact the application of policies and reported amounts of assets and liabilities, income and expenses.  These estimates and associated assumptions are based on historical knowledge and various other factors that are believed to be reasonable in the circumstance.  Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed regularly and revisions to accounting estimates are reviewed in the period in which the estimate is revised. The most significant estimates and assumptions which have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities within the next financial year relate to:

Reserve estimates
Reserves are estimates of the amount of product that can be economically and legally extracted, processed and sold from the Groups properties under current and foreseeable economic conditions.  The group determines and reports reserves under the standards incorporated in the Australian Code for Reporting Exploration Results, Mineral Resources and Ore Reserves, 2012 edition (the JORC code).  The SEC generally requires disclosure of mining reserves in accordance with Regulation S-K, Subpart 1300.

The determination of ore reserves includes estimates and assumptions about a range of geological, technical and economic factors including quantities, grades, production techniques, recovery rates, commodity prices and exchange rates.  Change in ore reserve impact the assessment of recoverability of exploration and evaluation assets.

Estimating the quantity and /or grade of reserves requires the size, shape and depth of ore to be determined by analyzing geological data.  This process may require complex and difficult judgements to interpret the data.

Exploration and evaluation assets
The Group’s policy for exploration and evaluation expenditure is set out in note 4.6.  The application of this policy requires certain judgements, estimates and assumptions as to the future events and circumstances, in particular the assessment of whether economic quantities of reserves will be found. Any such estimates and assumptions may change as new information becomes available. If, after capitalization of expenditure under the policy, it is concluded that the capitalized expenditure will not be recovered by future exploitation or sale, then the relevant amount will be written off in the statement of profit or loss.   Changes in assumptions may result in a material adjustment to the carrying amount of exploration and evaluation assets.

Share-based payment transactions
The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity investments at the date on which they are granted.  Additional information is set out in note 7.3, Share-based payments.

1.7.	Foreign Currency Transactions and Balances

Functional and presentation currency

The functional currency of each of the Group’s entities is measured using the currency of the primary economic environment in which that entity operates.

The functional currency of the entities in the Group is predominantly US Dollars, with the exception of ioneer Limited, which has a functional currency of Australian Dollars.

Transactions and balances

Foreign currency transactions are translated at the foreign exchange rate at the date of the transaction.  Monetary assets and liabilities denominated in a foreign currency at the end of the reporting period are translated at the year-end exchange rate. Exchange differences arising on the translation of monetary items are recognized in the statement of profit or loss.

Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Exchange differences arising on the translation of non-monetary items are recognized directly in other comprehensive income to the extent that the underlying gain or loss is recognized in other comprehensive income; otherwise, the exchange difference is recognized in profit or loss.

Presentation of foreign exchange gains and losses in the statement of profit or loss

The Group presents its foreign exchange gains and losses within net financing income /expense in the statement of profit or loss.